Financial Instruments - Contractual Maturities for Non-derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, book value	₩ 5,782,825
Borrowings, book value	25,970,379	₩ 24,305,662
Financial guarantee liabilities, book value	12,972
Lease liabilities book value	924,320
Other financial liabilities, book value	2,317,139
Non-derivative financial liabilities, book value	35,007,635
Trade accounts and notes payable, contractual cash flow	5,782,825
Borrowings, contractual cash flow	28,112,630
Financial guarantee liabilities, contractual cash flow	3,939,463
Lease liabilities contractual cash flows	1,107,761
Other financial liabilities, contractual cash flow	2,317,510
Non-derivative financial liabilities, contractual cash flow	41,260,189
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	5,782,825
Borrowings, contractual cash flow	11,535,464
Financial guarantee liabilities, contractual cash flow	3,939,463
Lease liabilities contractual cash flows	163,952
Other financial liabilities, contractual cash flow	2,204,034
Non-derivative financial liabilities, contractual cash flow	23,625,738
1 year - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	14,940,495
Lease liabilities contractual cash flows	506,381
Other financial liabilities, contractual cash flow	113,476
Non-derivative financial liabilities, contractual cash flow	15,560,352
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	1,636,671
Lease liabilities contractual cash flows	437,428
Non-derivative financial liabilities, contractual cash flow	₩ 2,074,099